Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Income Taxes [Line Items]
Deferred tax assets related to net operating loss carry forwards				¥ 38,244,621	$ 5,493,496
Deferred tax assets related to net operating loss carry forwards, beginning expire year if not utilized	2020
Deferred tax assets related to net operating loss carry forwards, ending expire year if not utilized	2024
China [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax amount	$ 0
Income tax rate	16.50%
Cayman Islands [Member]
Income Taxes [Line Items]
Withholding tax amount	$ 0